Financial Liabilities at Amortised Cost (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities At Amortised Cost [Abstract]
Schedule of Time Deposits and Other Time Liabilities

	As of December 31,
	2024	2023
	MCh$	MCh$
Deposits and other demand liabilities
Checking accounts	11,898,457	11,014,748
Demand accounts	450,202	500,723
Other demand deposits	430,519	352,865
Obligation related to payments cards provision	35,196	1,007
Other demand liabilities	1,446,235	1,668,483
Subtotal	14,260,609	13,537,826
Time deposits and other time liabilities
Time deposits	16,867,607	15,939,325
Time savings account	221,973	189,757
Other time liabilities	9,045	8,860
Subtotal	17,098,625	16,137,942
Obligations under repurchase agreements
Operation with foreign banks	–	–
Operation with other Chilean entities	276,588	282,584
Subtotal	276,588	282,584
Interbank borrowings
Loans from chilean financial institutions	52,311	46,218
Loans from foreign financial institutions	4,285,636	4,271,414
Loans from Chilean Central Bank	–	6,048,867
Subtotal	4,337,947	10,366,499
Issue debt instruments
Mortgage finance bonds	220	1,229
Senior bonds	8,067,274	7,925,385
Mortgage bond	65,781	74,431
Subtotal	8,133,275	8,001,045
Other financial liabilities
Other domestic obligations	200,337	296,273
Foreign obligations	204	–
Subtotal	200,541	296,273

Total	44,307,585	48,622,169

Schedule of Obligations Related to Instruments Sold under Repurchase Agreements	As of December 31, 2024 and 2023, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2024				2023
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Treasury bonds and notes	276,588	-	-	276,588	282,410	101	-	282,511
Subtotal	276,588	-	-	276,588	282,410	101	-	282,511
Other Chilean debt financial securities
Chilean Bank debt financial instruments	-	-	-	-	73	-	-	73
Subtotal	-	-	-	-	73	-	-	73
Foreign financial debt securities
Other foreign debt financial instruments	-	-	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-	-	-

Total	276,588	-	-	276,588	282,483	101	-	282,584

Schedule of Interbank Borrowings
As of December 31, 2024 and 2023 the Interbank borrowings are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Loans from Chilean Central Bank
Other liabilities with Chilean Central Bank	-	6,048,867
Subtotal	-	6,048,867
Loans from chilean financial institutions
Commercial interbank loans	52,311	46,218
Subtotal	52,311	46,218
Loans from foreign financial institutions
State Bank Of India	776,749	693,432
Wells Fargo Bank NA	538,546	497,833
Hong Kong and Shanghai Banking	397,288	126,075
Citibank N.A.	385,461	378,760
International Finance Corporate	296,139	173,417
Sumitomo Mitsui Banking Corporation	249,618	451,646
The Bank Of New York Mellon	220,051	222,953
Bank of America	179,688	362,876
Standard Chartered Bank	161,666	318,573
Commerzbank Ag	151,921	170,966
Banco Bilbao Vizcaya Argentaria	150,848	88,060
Zurcher Kantonalbank	148,656	132,363
Caixabank Sa	127,882	-
Saudi National Bank	103,009	87,550
Corporacion Andina De Fomento	101,000	44,674
Banco Santander Hong Kong	55,982	9,641
Jpmorgan Chase Bank National A	52,224	-
Bnp Paribas Sa	51,235	-
Lloyds Bank Plc	30,087	-
Banco Santander Singapur	29,132	22,309
Abanca Corporacion Bancaria S.A.	25,351	8,791
Bank Of Baroda	19,900	70,521
Dz Bank Ag Deutsche Zentralgen	14,918	-
Instituto De Credito Oficial	5,519	-
Dresdner Bank Frankfurt	3,243	-
Agricultural Bank Of China	3,034	1,015
Bank Of China	1,738	1,264
Banco De La Provincia De Bueno	865	-
Industrial And Commercial Bank	471	144
Mufg Bank, Ltd.	460	-
Cassa Di Risparmio Di Parma E	414	174
China Merchants Bank	300	182
Kbc Bank Nv	274	-
Itau Unibanco S/A	262	-
Banco Santander Central Hispano	209	1,734
Turkiye Garanti Bankasi	187	70
Continued…
NOTE 17 - FINANCIAL LIABILITIES AT AMORTISED COST, continued

	As of December 31,
Continued...	2024	2023
	MCh$	MCh$
Loans from foreign financial institutions, continued
Korea Exchange Bank	171	2,416
Wachovia Bank Na	163	266
Bank Of Communications,Co. Ltd	157	71
The Industrial And Commercial	152	121
Shinhan Bank	139	27
Bank For Investment And Devel	134	-
Finansbank A.S.	90	38
China Construction Bank	75	298
Hua Nan Commercial Bank, Ltd.	71	211
Arab Bank Plc	40	-
Intesa Sanpaolo Spa	30	-
Icici Bank Limited	28	166
National Bank Of Greece S.A. ,	21	-
Unicredit Bulbank Ad	18	-
Deutsche Bank Ag	18	-
Santander Madrid Rrhh Convenio Social	2	-
The Toronto Dominion Bank	-	136,525
Barclays Bank Plc London	-	134,625
Bayerische Landesbank Ag Munic	-	70,242
Bank Of Montreal	-	49,945
Taishin International Bank Co.	-	8,740
Bank of Tokio Mitsubishi	-	443
Komercni Banka A.S.	-	392
Australian And New Zeland Banking Group Ltd.	-	354
Banca Intesa S.P.A.	-	282
Banco Do Brasil	-	281
Bbva Bancomer	-	225
Bangkok Bank Public Company Limited	-	219
E. Sun Commercial Bank Ltd. ,	-	121
Banco De Sabadell, S.A.	-	107
Rhb Bank Berhad	-	61
Export-Import Bank Of Thailand	-	56
Banco Rio De La Plata S.A.	-	50
Bank Of India	-	47
Citic Industrial Bank	-	37
Yapi Ve Kredi Bankasi A.S.	-	21
Svenka Handelsbanken Estocolmo	-	4
Subtotal	4,285,636	4,271,414

Total	4,337,947	10,366,499

Schedule of Loans from Chilean Central Bank by Maturity Amount
The loans balances from the Chilean Central Bank by maturity are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	-	6,048,867
Due within 1 and 2 year	-	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean Central Bank	-	6,048,867
These obligations’ maturities are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	12,311	46,218
Due within 1 and 2 year	40,000	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	-	-
Due after 5 years	-	-
Total loans from Chilean financial institutions	52,311	46,218

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	3,353,155	3,793,613
Due within 1 and 2 year	630,918	304,384
Due within 2 and 3 year	197,765	-
Due within 3 and 4 year	-	173,417
Due after 5 years	103,798	-
Total loans from foreign financial institutions	4,285,636	4,271,414

Schedule of Debts Classified
Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current, The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2024			As of December 31, 2023
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Mortgage finance bonds	213	7	220	975	254	1,229
Senior bonds	2,646,294	5,420,980	8,067,274	1,849,062	6,076,323	7,925,385
Mortgage bond	-	65,781	65,781	-	74,431	74,431
Issued debt instruments	2,646,507	5,486,768	8,133,275	1,850,037	6,151,008	8,001,045

Other financial liabilities	200,541	-	200,541	296,095	178	296,273

Total	2,847,048	5,486,768	8,333,816	2,146,132	6,151,186	8,297,318

Schedule of Mortgage Finance Bonds

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	213	975
Due after 1 year but within 2 years	7	254
Due after 2 year but within 3 years	-	-
Due after 3 year but within 4 years	-	-
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Total mortgage finance bonds	220	1,229

Schedule of Senior Bonds by Currency
The following table shows senior bonds by currency:

	As of December 31,
	2024	2023
	MCh$	MCh$
Santander bonds in UF	3,830,030	3,632,979
Santander bonds in USD	1,971,887	2,424,045
Santander bonds in CHF	866,942	637,203
Santander bonds in Ch$	827,738	619,386
Santander bonds in AUD	93,244	116,515
Current bonds in JPY	296,831	323,922
Santander bonds in EUR	180,602	171,335
Total senior bonds	8,067,274	7,925,385

Schedule of Placement of Senior Bonds
In 2024, the Bank issued bonds for UF 21,302,000, CLP 145,550,000,000 and CHF 225,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
AA13	UF	1,795,000	6 years	0.03	09-01-2023	01-03-2024	09-01-2029
AA14	UF	4,567,000	5 years	0.03	12-01-2023	02-07-2024	12-01-2028
W3	UF	3,160,000	7.5 years	0.02	12-01-2018	01-04-2024	06-01-2026
AA15	UF	1,615,000	4 years	0.03	10-01-2023	05-09-2024	11-01-2030
AA16	UF	3,000,000	2.5 years	0.03	04-01-2024	07-05-2024	10-01-2026
T21	UF	2,165,000	7.5 years	2.75	06-01-2022	07-08-2024	12-01-2029
T19	UF	5,000,000	11 years	2.65	08-01-2022	10-17-2024	08-01-2033
Total UF		21,302,000
AA7	CLP	7,350,000,000	3.5 years	0.07	02-24-2023	01-04-2024	08-01-2026
AA10	CLP	25,000,000,000	3 years	0.07	03-01-2023	03-25-2024	03-01-2026
AA8	CLP	67,500,000,000	4.5 years	0.07	03-01-2023	01-05-2024	09-01-2027
AA2	CLP	4,000,000,000	6.5 years	0.06	12-01-2022	01-11-2024	06-01-2029
AA9	CLP	41,700,000,000	8 years	0.06	11-01-2022	01-05-2024	11-01-2030
Total CLP		145,550,000,000
Bonos CHF	CHF	225,000,000	3 years	0.02	01-11-2024	01-25-2024	01-25-2027
Total CHF		225,000,000
In 2023, the Bank issued bonds for UF 7,719,000, CLP 424,400,000,000, USD 30,000,000 and JPY 25,500,000,000, detailed as follows:

Series	Currency	Amount	Term (years)	Issuance rate (% annual)	Issuance date	Placement date	Maturity date
W3	UF	2,724,000	7.5 years	1.60	12-01-2018	02-21-2023	06-01-2026
W5	UF	3,790,000	9 years	1.80	03-01-2019	01-19-2023	03-01-2028
AA13	UF	1,205,000	6 years	3.40	09-01-2023	11-23-2023	09-01-2029
Total UF		7,719,000
U7	CLP	3,000,000,000	5.5 years	7.00	03-01-2022	02-24-2023	09-01-2027
T18	CLP	75,000,000,000	5.5 years	7.50	06-01-2022	01-09-2023	12-01-2027
AA7	CLP	67,650,000,000	3.5 years	6.80	02-24-2023	02-24-2023	08-01-2026
AA1	CLP	100,000,000,000	6 years	6.60	03-13-2023	03-13-2023	12-01-2028
AA3	CLP	100,000,000,000	8 years	6.20	03-16-2023	03-16-2023	09-01-2030
AA10	CLP	25,000,000,000	3 years	7.10	03-01-2023	06-09-2023	03-01-2026
AA8	CLP	32,500,000,000	4.5 years	6.70	03-01-2023	06-13-2023	09-01-2027
AA2	CLP	18,250,000,000	6.5 years	6.20	12-01-2022	12-05-2023	06-01-2029
AA9	CLP	3,000,000,000	8 years	6.30	11-01-2022	12-20-2023	11-01-2030
Total CLP		424,400,000,000
Bono USD	USD	30,000,000	1 year	5.84	04-12-2023	04-19-2023	04-19-2024
Total USD		30,000,000
Bono JPY	JPY	10,500,000,000	1 year	0.60	04-24-2023	04-28-2023	04-28-2024
Bono JPY	JPY	7,000,000,000	2 years	0.78	05-24-2023	05-30-2023	05-30-2025
Bono JPY	JPY	8,000,000,000	2 years	0.78	10-20-2023	10-27-2023	10-27-2025
Total JPY		25,500,000,000
The bank has placed the following bonds in the local market:

Serie	Currency	Rate	Placement date	Amount
AA18	UF	3.30%	01-10-25	1,300,000

Schedule of Repurchase of Senior Bonds and Partial Repurchase
During 2024, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
January 2024	Senior	CLP	1,270,000,000
January 2024	Senior	UF	2,137,000
January 2024	Senior	USD	18,368,000
March 2024	Senior	CLP	310,000,000
March 2024	Senior	JPY	10,500,000,000
March 2024	Senior	UF	932,000
June 2024	Senior	UF	216,000
October 2024	Senior	UF	4,365,000
Noviembre 2024	Senior	USD	4,938,000
During 2023, the Bank repurchased the following bonds:

Date	Type	Currency	Amount
January 2023	Senior	UF	13,100
January 2023	Senior	UF	44,000
January 2023	Senior	UF	45,000
April 2023	Senior	UF	80,000
April 2023	Senior	UF	30,000
May 2023	Senior	CLP	91,000,000,000
July 2023	Senior	UF	50,000
December 2023	Senior	UF	73,000
December 2023	Senior	UF	1,000

Schedule of Maturities of Senior Bonds	The maturities of senior bonds are as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	2,646,294	1,849,062
Due after 1 year but within 2 years	1,329,369	1,577,424
Due after 2 year but within 3 years	991,289	1,395,929
Due after 3 year but within 4 years	600,858	559,331
Due after 4 year but within 5 years	530,873	573,349
Due after 5 years	1,968,591	1,970,290
Total senior bonds	8,067,274	7,925,385

Schedule of Mortgage Bonds per Currency	Detail of mortgage bonds per currency is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Mortgage bonds in UF	65,781	74,431
Total mortgage bonds	65,781	74,431

Schedule of Mortgage Fnance Bonds	The maturities of Mortgage bonds are as follows

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	-	13,997
Due after 2 year but within 3 years	-	14,398
Due after 3 year but within 4 years	36,950	14,812
Due after 4 year but within 5 years	-	15,240
Due after 5 years	28,831	15,984
Total Mortgage bonds	65,781	74,431